Financial Debt (Tables)	12 Months Ended
Dec. 31, 2021
Financial Debt
Schedule of financial debt consists of recoverable cash advances, and other loans

	As at December 31
(in EUR 000)	2021	2020
Recoverable cash advances - Non-current	7,656	7,419
Recoverable cash advances - Current	471	491
Total Recoverable cash advances	8,127	7,910
Other loan - Non-current	146	188
Other loan - Current	83	125
Total other loans	229	313
Non-current	7,802	7,607
Current	554	616
Total Financial Debt	8,356	8,223

Schedule of recoverable cash advances

	Contractual	Advances	Amounts
(in EUR 000)	advances	received	reimbursed
Sleep apnea device (6472)	1,600	1,600	450
First articles (6839)	2,160	2,160	184
Clinical trial (6840)	2,400	2,400	135
Activation chip improvements (7388)	1,467	1,467	29
Total	7,627	7,627	798

Schedule of detailed information about undiscounted recoverable cash advances

	As at December 31
(in EUR 000)	2021	2020
Recoverable cash advances received	7,627	7,627
Amounts to be reimbursed (2 times)	15,254	15,254
Amounts reimbursed at year-end (interests included)	(873)	(582)
Total Recoverable cash advances (undiscounted)	14,381	14,672

Schedule of fair value recoverable cash advances

	As at December 31
(in EUR 000)	2021	2020
Contract 6472	1,452	1,421
Contract 6839	2,333	2,214
Contract 6840	2,630	2,592
Contract 7388	1,712	1,683
Total recoverable cash advances	8,127	7,910
Non-current	7,656	7,419
Current	471	491
Total recoverable cash advances	8,127	7,910

Schedule of detailed information about changes in recoverable cash advances

(in EUR 000)	2021	2020
As at January 1	7,910	7,148
Advances received	—	190
Advances reimbursed (excluding interests)	(280)	(55)
Initial measurement and re-measurement	(385)	(145)
Accretion of interest	882	772
As at December 31	8,127	7,910

Schedule of detailed information about sensitivity analysis fair value recoverable cash advances

Fair Value of Liabilities as of end of 2021 (in EUR 000)	Variation of revenue projections
Variation of discount rates *	-25%	0%	25%
-25%	8,363	9,275	9,509
0%	7,300	8,127	8,392
25%	6,417	7,168	7,449